DEFERRED CHARGES	12 Months Ended
Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
DEFERRED CHARGES

20.	DEFERRED CHARGES

Deferred charges represent financing costs, principally bank fees that are capitalized and amortized over the life of the debt instrument. The deferred charges are comprised of the following amounts:

(in thousands of $)	2015	2014
Debt arrangement fees and other deferred financing charges	52,150	32,903
Accumulated amortization	(9,996)	(6,102)
	42,154	26,801

The increase in debt arrangement fees and other deferred finance charges for the year ended December 31, 2015 and 2014, relate primarily to the financing costs in respect of the $1.125 billion financing facility entered by the Company in July 2013 to fund eight of our newbuildings and the financing arrangements relating to our ICBC lessor VIEs (see note 4). Additions to deferred charges for the years ended December 31, 2015 and 2014 were $19.2 million and $10.7 million, respectively.

Amortization of deferred charges for the years ended December 31, 2015, 2014 and 2013 was $5.7 million, $3.3 million and $2.0 million, respectively.